POST-EMPLOYMENT BENEFIT (Tables)	12 Months Ended
Dec. 31, 2023
BENEFITS TO EMPLOYEES
Types of retirement benefits

Types of post-employment benefits sponsored by Eletrobras companies
Pension benefit plans
Company	BD Plan	Defined Benefit Plan	CD Plan	Health plan
Eletrobras	X		X	X
CGT Eletrosul	X		X	X
Chesf	X	X	X
Eletronorte	X		X	X
Furnas	X		X	X

Schedule of amounts recognized in the balance sheet

	12/31/2023	12/31/2022
Social securityb plans benefits	5,424,163	4,938,491
Health plans and life insurance	162,635	255,180
Total post-employment benefit obligations	5,586,798	5,193,671

Current	292,990	246,437
Non-current	5,293,808	4,947,234
Total	5,586,798	5,193,671

Schedule of actuarial assumptions used to determine the present value of a defined benefit obligation and expense

Economic Hypotheses
	12/31/2023	12/31/2022
Actual annual actuarial discount interest rate	5.22% to 6.62%	5.42% to 6.17%
Projection of average wage increase	1.00% to 2.01%	1.00% to 2.01%
Average annual inflation rate	4.00%	4.00%
Expected return on plan assets (a)	4.00%	4.00%

(a) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2023	12/31/2022
Table of active and inactive mortality	AT-2000 (segregated by sex), smoothed between 10% and 25% and BR-EMSsb-v. 2015 M&F.	AT-2000 Segregated by sex and smoothed by 10%; AT-2000 Female (Aggravated by 15%); AT-2000 Segregated by sex; AT-2000 Basic, segregated by sex; AT-2000 Male
Table of mortality of disabled persons

RP-2000 (female), RP-2000 Disabled (segregated by sex), RRB-1983, segregated by sex, AT-49 Male RRB-1983, segregated by sex, Winklevoss, relieved in 20% MI-85, segregated by sex, e AT-83 IAM MMI-85, segregated by sex.

RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic Segregated by sex; MI-2006 Segregated by sex and downsized to 10%; MI 85 by sex; AT-83 (IAM) Male
Table of disability	Álvaro Vindas, Álvaro Vindas, smoothed in 50%, Light Weak, Grupo Americana e TASA 1927, relieved in 20%.	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927; Sasa 1927 aggravated by 20%; Light (Average)

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	12/31/2023	12/31/2022
Actuarial gains/losses recognized in ORA in the financial year - Social security benefit plans, health plans and life insurance	134,895	660,673

Schedule of expected maturity of undiscounted benefits of post-employment defined benefit plans

					2028
	2024	2025	2026	2027	onwards	Total
Social Security Program	2,672,166	2,408,819	2,244,183	2,091,416	20,215,533	29,632,116

Summary of defined benefit plans obligation

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	(3,248,553)	1,628,493
Expectation of wage growth	105,768	(98,656)

Summary of estimated obligations

	12/31/2023	12/31/2022
Current
Vacation allowance	221,194	359,243
PDV - Voluntary Dismissal Program	280,246	1,018,275
Payroll	223,348	413,758
Vacation Charges	118,124	189,729
Provision end-of-year bonus	5,189	-
Profit or income sharing	679,933	227,605
Charges on end-of-year bonus	15,981	5,785
Social security contribution	17,313	54,087
Others	73,605	50,072
	1,634,933	2,318,554
Non-current
PDV - Voluntary Dismissal Program	—	4,697

	1,634,933	2,323,251

Social security defined benefit plans
BENEFITS TO EMPLOYEES
Schedule of amounts recognized in the balance sheet and income statement

Asset Balance - Social Security Plans

	12/31/2023	12/31/2022
Present value of partially or fully covered actuarial obligations (a)	29,632,116	27,357,876
Asset ceiling	1,782,006	1,360,842
(-) Fair value of plan assets (b)	(25,989,959)	(23,780,227)
Immediate Available Values	3,801	1,942
Realizable Assets	520,777	535,595
Fixed Income Investments	30,720,143	25,680,500
Investments in Variable Income	3,110,626	5,066,214
Property investments	650,284	741,066
Structured Investments	855,390	1,281,176
Loans and Financing	505,226	652,629
INVESTMENTS ABROAD	—	304,996
Social security fund - Destination of reserve	92,504	—
Others	227,507	43,676
(-) Defined contribution plan assets	(9,443,800)	(9,422,527)
(-) Operating liabilities	(176,996)	(146,552)
(-) Contingent liabilities	(228,196)	(215,484)
(-) Investment Funds	(222,948)	(174,479)
(-) Administrative Funds	(520,777)	(454,391)
(-) Pension Funds	(103,582)	(114,134)
Net liability / (asset)	5,424,163	4,938,491

Income Statement - Social Security Plans

	12/31/2023	12/31/2022
Current service cost	39,001	42,245
Net interest costs	2,703,475	2,622,700
Actuarial expense / (revenue) recognized in the year	2,742,476	2,664,945

Schedule of changes in the present value of actuarial obligations

	2023	2022
Opening balance as of January 1	27,357,876	32,654,956
Effects of Deconsolidation - Eletronuclear	—	(4,024,043)
Current service cost	39,001	42,245
Interest on actuarial obligation	2,703,475	2,622,700
Benefits paid during the year	(2,635,428)	(2,537,463)
Normal Contributions of the Participant	11,952	(8,061)
Past service cost	—	(33,594)
Gain/Loss on actuarial obligations arising from remeasurement	2,155,240	(1,358,864)
Actuarial gains/losses arising from changes in financial assumptions	1,996,962	(1,897,919)
Actuarial gains/losses resulting from adjustments based on experience	158,278	539,055
Final balance on December 31	29,632,116	27,357,876

Schedule of changes and composition of the fair value of assets

	2023	2022
Opening balance as of January 1	23,780,227	27,983,826
Effects of deconsolidation - Eletronuclear	—	(3,664,089)
Benefits paid during the year	(2,635,428)	(2,537,463)
Participant contributions paid during the year	—	(8,061)
Employer's contributions paid during the year	476,899	287,381
Gain/loss on plan assets (excluding interest income)	2,012,962	(526,396)
Expected return on assets for the year	2,355,299	2,245,029
Final balance on December 31	25,989,959	23,780,227

Health and life insurance plans
BENEFITS TO EMPLOYEES
Schedule of amounts recognized in the balance sheet and income statement

Balance Sheet	12/31/2023	12/31/2022
The Actuarial Present Value obligations	162,635	255,181
Net liability / (asset)	162,635	255,181

Income Statement
	12/31/2023	12/31/2022
Net Current service cost	9,652	757
Net interest costs	16,404	20,741
Actuarial expense / (revenue) recognized in the year	26,057	21,498

Schedule of changes and composition of the fair value of assets

	2023	2022
Opening balance as of January 1	255,181	245,457
Effects of deconsolidation - Eletronuclear	—	(25,745)
Current service cost	9,652	759
Interest on actuarial obligation	16,404	20,741
Benefits paid in the year	(6,966)	(10,350)
Gain/Loss on actuarial obligations arising from remeasurement	(111,636)	24,319
Actuarial losses arising from changes in demographic assumptions	(10,920)	38,026
Actuarial gains/losses arising from changes in financial assumptions	28,221	(21,655)
Actuarial gains/losses resulting from adjustments based on experience	(128,937)	7,948
Final balance on December 31	162,635	255,181